UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

The Brinsmere Fund - Conservative ETF
TBFC (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Conservative ETF	$17	0.35%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended March 31, 2025, TBFC has returned 3.25% at market and 3.30% at NAV, trailing its benchmark—the S&P Target Risk Moderate Index—by 2.59%. The Fund kept pace through February 2025, but market turbulence in the latter half of Q1 led to underperformance. This volatility stemmed largely from renewed tariff concerns and their impact on inflation, monetary policy, and interest rates. The Fund’s modest overweight to diversified equities and shorter-duration bonds faced headwinds, though allocations to international equities and gold helped reduce overall risk. Systematic strategies like ours, rooted in historical data, can face challenges during abrupt market dislocations, as seen in early 2025. While the investment team remains committed to its systematic asset allocation framework, we recognize that periods of heightened uncertainty require greater reliance on judgement.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	3.30	6.00
S&P 500 TR	8.25	15.59
S&P Target Risk Moderate Index (TR)	5.89	7.67
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
The Brinsmere Fund - Conservative ETF	PAGE 1	TSR-SAR-26922B493

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$300,028,945
Number of Holdings	26
Portfolio Turnover	109%
30-Day SEC Yield	2.60%
30-Day SEC Yield Unsubsidized	2.60%
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(%)*
Vanguard Short-Term Treasury ETF	13.3%
Vanguard Short-Term Bond ETF	13.2%
Vanguard Intermediate-Term Corporate Bond ETF	5.8%
Vanguard Value ETF	5.5%
SPDR Portfolio S&P 500 ETF	5.2%
Vanguard Intermediate-Term Bond ETF	4.8%
iShares TIPS Bond ETF	4.6%
Vanguard Growth ETF	4.3%
Vanguard Mega Cap Growth ETF	4.1%
iShares MSCI China ETF	3.8%

Security Type	(%)*
Exchange Traded Funds	99.3%
Money Market Funds	0.7%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**
* Percent of Net Assets.
** Less than 0.05% of Net Assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thebrinsmerefunds.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Milwaukee Company documents not be householded, please contact The Milwaukee Company at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Milwaukee Company or your financial intermediary.
The Brinsmere Fund - Conservative ETF	PAGE 2	TSR-SAR-26922B493

The Brinsmere Fund - Growth ETF
TBFG (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the The Brinsmere Fund - Growth ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Growth ETF	$17	0.35%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended March 31, 2025, TBFG has returned 1.21% at market and 1.28% at NAV, trailing its benchmark—the S&P Target Risk Balanced Index—by 4.99%. Although the Fund began the year in line with the benchmark through February 2025, it underperformed in the latter half of the first quarter amid a spike in market volatility. This volatility stemmed largely from renewed concerns over tariffs and their impact on inflation, interest rates, and Treasury yields. In that environment, the Fund’s focus on diversified equity exposures and shorter-duration fixed income was not rewarded. However, allocations to international equities and gold helped mitigate downside risk, highlighting the value of a globally diversified approach. Systematic strategies like ours faced added challenges, as sharp deviations from historical norms can impair short-term model effectiveness. While the investment team remains committed to its systematic asset allocation framework, we recognize that periods of heightened uncertainty require greater reliance on judgement.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Growth ETF NAV	1.28	6.81
S&P 500 TR	8.25	15.59
S&P Target Risk Balanced Index (TR)	6.27	9.44
The Brinsmere Fund - Growth ETF	PAGE 1	TSR-SAR-26922B519

Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$289,945,705
Number of Holdings	24
Portfolio Turnover	130%
30-Day SEC Yield	1.87%
30-Day SEC Yield Unsubsidized	1.87%
Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(%)*
SPDR Portfolio S&P 500 ETF	7.8%
Vanguard Short-Term Treasury ETF	7.4%
Vanguard Value ETF	7.3%
iShares MSCI China ETF	7.1%
Invesco QQQ Trust Series 1	6.6%
Vanguard Mega Cap Growth ETF	6.6%
Vanguard Growth ETF	5.9%
Columbia EM Core ex-China ETF	5.2%
iShares TIPS Bond ETF	4.4%
SPDR S&P 500 ETF Trust	4.2%

Security Type	(%)*
Exchange Traded Funds	99.4%
Money Market Funds	0.6%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**
* Percent of Net Assets.
** Less than 0.05% of Net Assets.
Other Material Fund Changes:
Effective February 19, 2025, Standard & Poors changed the name of the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thebrinsmerefunds.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your The Milwaukee Company documents not be householded, please contact The Milwaukee Company at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Milwaukee Company or your financial intermediary.
The Brinsmere Fund - Growth ETF	PAGE 2	TSR-SAR-26922B519

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Brinsmere Fund - Conservative ETF
The Brinsmere Fund - Growth ETF
Semi-Annual Financial Statements and Additional Information
March 31, 2025

The Brinsmere Fund - Conservative ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.3%(a)
Commodities - 2.3%
SPDR Gold MiniShares Trust(b)	112,415	$6,957,364
Commodities Broad Basket - 1.6%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	221,069	4,744,141
Domestic Equity - 30.7%
Invesco QQQ Trust Series 1	12,624	5,919,646
Real Estate Select Sector SPDR Fund	110,936	4,642,672
SPDR Portfolio S&P 400 Mid Cap ETF	132,387	6,775,567
SPDR Portfolio S&P 500 ETF	235,932	15,514,888
Vanguard Growth ETF	35,082	13,009,107
Vanguard Mega Cap Growth ETF	39,687	12,258,520
Vanguard Mid-Cap Growth ETF	21,126	5,168,265
Vanguard Mid-Cap Value ETF	44,901	7,208,406
Vanguard Small-Cap ETF	22,517	4,993,145
Vanguard Value ETF	96,353	16,644,017
		92,134,233
Domestic Fixed Income - 50.0%
iShares TIPS Bond ETF	124,847	13,869,253
Vanguard High Dividend Yield ETF	70,365	9,074,270
Vanguard Intermediate-Term Bond ETF	187,370	14,346,921
Vanguard Intermediate-Term Corporate Bond ETF	214,309	17,521,904
Vanguard Short-Term Bond ETF	504,149	39,464,784
Vanguard Short-Term Corporate Bond ETF	119,840	9,460,170
Vanguard Short-Term Treasury ETF	678,552	39,824,217
Xtrackers USD High Yield Corporate Bond ETF	177,696	6,423,710
		149,985,229
Foreign Equity - 11.7%
Columbia EM Core ex-China ETF	352,011	10,396,645
iShares MSCI China ETF	211,403	11,500,323
Vanguard FTSE Europe ETF	93,827	6,587,594
Vanguard FTSE Pacific ETF	91,378	6,621,250
		35,105,812
Foreign Fixed Income - 3.0%
Vanguard Total International Bond ETF	182,971	8,932,644
TOTAL EXCHANGE TRADED FUNDS (Cost $290,387,773)		297,859,423

The accompanying notes are an integral part of these financial statements.

1

The Brinsmere Fund - Conservative ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.27%(c)	2,239,203	$2,239,203
TOTAL SHORT-TERM INVESTMENTS (Cost $2,239,203)		2,239,203
TOTAL INVESTMENTS - 100.0% (Cost $292,626,976)		$300,098,626
Liabilities in Excess of Other Assets - (0.0)%(d)		(69,681)
TOTAL NET ASSETS - 100.0%		$300,028,945

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

The Brinsmere Fund - Growth ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.4%(a)
Commodities - 2.8%
SPDR Gold MiniShares Trust(b)	130,480	$8,075,407
Commodities Broad Basket - 2.7%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	362,675	7,783,006
Domestic Equity - 51.6%
Invesco QQQ Trust Series 1	40,556	19,017,519
Real Estate Select Sector SPDR Fund	182,013	7,617,244
SPDR Portfolio S&P 400 Mid Cap ETF	161,788	8,280,310
SPDR Portfolio S&P 500 ETF	341,714	22,471,113
SPDR S&P 500 ETF Trust	21,931	12,267,982
Vanguard Growth ETF	46,456	17,226,814
Vanguard Mega Cap Growth ETF	61,493	18,993,958
Vanguard Mid-Cap Growth ETF	22,923	5,607,883
Vanguard Mid-Cap Value ETF	54,889	8,811,880
Vanguard Small-Cap ETF	36,719	8,142,438
Vanguard Value ETF	122,112	21,093,627
		149,530,768
Domestic Fixed Income - 23.3%
iShares TIPS Bond ETF	115,128	12,789,570
Vanguard High Dividend Yield ETF	81,172	10,467,941
Vanguard Intermediate-Term Corporate Bond ETF	96,024	7,850,922
Vanguard Short-Term Bond ETF	97,560	7,636,997
Vanguard Short-Term Treasury ETF	365,808	21,469,271
Xtrackers USD High Yield Corporate Bond ETF	206,253	7,456,046
		67,670,747
Foreign Equity - 19.0%
Columbia EM Core ex-China ETF	514,449	15,194,251
iShares MSCI China ETF	380,331	20,690,006
Vanguard FTSE Europe ETF	137,124	9,627,476
Vanguard FTSE Pacific ETF	133,547	9,676,816
		55,188,549
TOTAL EXCHANGE TRADED FUNDS (Cost $282,005,348)		288,248,477

The accompanying notes are an integral part of these financial statements.

3

The Brinsmere Fund - Growth ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.27%(c)	1,711,900	$1,711,900
TOTAL SHORT-TERM INVESTMENTS (Cost $1,711,900)		1,711,900
TOTAL INVESTMENTS - 100.0% (Cost $283,717,248)		$289,960,377
Liabilities in Excess of Other Assets - (0.0)%(d)		(14,672)
TOTAL NET ASSETS - 100.0%		$289,945,705

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

The Brinsmere Funds
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Conservative ETF	Growth ETF
ASSETS:
Investments, at value	$300,098,626	$289,960,377
Interest receivable	11,256	6,542
Dividends receivable	9,036	66,212
Total assets	300,118,918	290,033,131
LIABILITIES:
Payable to adviser	89,973	87,426
Total liabilities	89,973	87,426
NET ASSETS	$300,028,945	$289,945,705
NET ASSETS CONSISTS OF:
Paid-in capital	$289,646,864	$279,963,777
Total distributable earnings	10,382,081	9,981,928
Total net assets	$300,028,945	$289,945,705
Net assets	$300,028,945	$289,945,705
Shares issued and outstanding(a)	11,574,000	10,999,000
Net asset value per share	$25.92	$26.36
Cost:
Investments, at cost	$292,626,976	$283,717,248

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

The Brinsmere Funds
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	Conservative ETF	Growth ETF
INVESTMENT INCOME:
Dividend income	$4,565,066	$3,741,450
Interest income	175,299	211,241
Total investment income	4,740,365	3,952,691
EXPENSES:
Investment advisory fee	514,510	511,503
Income tax expense	10,415	1,573
Total expenses	524,925	513,076
NET INVESTMENT INCOME	4,215,440	3,439,615
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,553,002)	3,807,481
In-kind redemptions	7,730,709	451,840
Net realized gain (loss)	3,177,707	4,259,321
Net change in unrealized appreciation (depreciation) on:
Investments	(16,928,288)	(18,954,915)
Net change in unrealized appreciation (depreciation)	(16,928,288)	(18,954,915)
Net realized and unrealized gain (loss)	(13,750,581)	(14,695,594)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,535,141)	$(11,255,979)

The accompanying notes are an integral part of these financial statements.

6

The Brinsmere Funds
Statements of Changes in Net Assets

	Conservative ETF		Growth ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$4,215,440	$4,981,861	$3,439,615	$3,348,840
Net realized gain (loss)	3,177,707	16,032,023	4,259,321	20,661,078
Net change in unrealized appreciation (depreciation)	(16,928,288)	7,212,097	(18,954,915)	6,887,493
Net increase (decrease) in net assets from operations	(9,535,141)	28,225,981	(11,255,979)	30,897,411
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,234,423)	(4,834,843)	(4,616,044)	(3,130,483)
Total distributions to shareholders	(5,234,423)	(4,834,843)	(4,616,044)	(3,130,483)
CAPITAL TRANSACTIONS:
Proceeds from shares issued in connection with in-kind contribution	—	270,106,363(b)	—	247,472,989(b)
Subscriptions	109,159,741	158,216,525	128,177,438	210,203,498
Redemptions	(90,642,570)	(155,432,688)	(111,132,658)	(196,670,467)
Net increase (decrease) in net assets from capital transactions	18,517,171	272,890,200	17,044,780	261,006,020
NET INCREASE (DECREASE) IN NET ASSETS	3,747,607	296,281,338	1,172,757	288,772,948
NET ASSETS:
Beginning of the period	296,281,338	—	288,772,948	—
End of the period	$300,028,945	$296,281,338	$289,945,705	$288,772,948
SHARES TRANSACTIONS
Subscriptions	4,080,000	6,070,000	4,660,000	8,010,000
Shares issued in the reorganization	—	10,804,000(b)	—	9,899,000(b)
Redemptions	(3,400,000)	(5,980,000)	(4,060,000)	(7,510,000)
Total increase (decrease) in shares outstanding	680,000	10,894,000	600,000	10,399,000

(a)	Inception date of the Fund was January 12, 2024.
(b)	As part of the Fund’s commencement of operations on January 12, 2024, the Fund received an in-kind contribution from accounts managed by the Adviser.
The accompanying notes are an integral part of these financial statements.

7

The Brinsmere Fund - Conservative ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.38	0.46
Net realized and unrealized gain (loss) on investments(d)	(1.19)	2.18
Total from investment operations	(0.81)	2.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.44)
Net realized gains	(0.12)	—
Total distributions	(0.47)	(0.44)
Net asset value, end of period	$25.92	$27.20
TOTAL RETURN(e)	−2.96%	10.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$300,029	$296,281
Ratio of expenses to average net assets(f)(g)	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	0.00%(h)	—%
Ratio of operational expenses to average net assets excluding tax expense(f)(g)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)(i)	2.87%	2.48%
Portfolio turnover rate(e)(i)	109%	85%

(a)	Inception date of the Fund was January 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

The Brinsmere Fund - Growth ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.77	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.32	0.32
Net realized and unrealized gain (loss) on investments(d)	(1.30)	2.75
Total from investment operations	(0.98)	3.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.30)
Net realized gains	(0.15)	—
Total distributions	(0.43)	(0.30)
Net asset value, end of period	$26.36	$27.77
TOTAL RETURN(e)	−3.53%	12.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$289,946	$288,773
Ratio of expenses to average net assets(f)(g)	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	2.35%	1.71%
Portfolio turnover rate(e)(i)	130%	138%

(a)	Inception date of the Fund was January 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

The Brinsmere Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of The Brinsmere Fund - Conservative ETF is to seek long-term capital appreciation in a manner that is consistent with capital preservation. The investment objective of The Brinsmere Fund - Growth ETF is to seek long-term growth of capital. Both The Brinsmere Fund - Conservative ETF and The Brinsmere Fund - Growth ETF commenced operations on January 12, 2024.
The end of the reporting period for the Funds is March 31, 2025, and the period covered by these Notes to Financial Statements is the period from November 1, 2024 through March 31, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

10

The Brinsmere Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
The Brinsmere Fund - Conservative ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$297,859,423	$—	$—	$297,859,423
Short-Term Investments	2,239,203	—	—	2,239,203
Total Investments in Securities	$300,098,626	$—	$—	$300,098,626

The Brinsmere Fund - Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$288,248,477	$—	$—	$288,248,477
Short-Term Investments	1,711,900	—	—	1,711,900
Total Investments in Securities	$289,960,377	$—	$—	$289,960,377

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or

11

The Brinsmere Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Estate Counselors, LLC, doing business as The Milwaukee Company (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all

12

The Brinsmere Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Funds’ average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
The Brinsmere Fund - Conservative ETF	$333,041,949	$313,707,238
The Brinsmere Fund - Growth ETF	$399,211,633	$368,485,997

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
The Brinsmere Fund - Conservative ETF	$96,572,196	$90,191,726
The Brinsmere Fund - Growth ETF	$108,353,175	$110,659,510

NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at September 30, 2024 were as follows:

	The Brinsmere Fund – Conservative ETF	The Brinsmere Fund – Growth ETF
Tax cost of investments	$272,378,130	$265,710,159
Gross tax unrealized appreciation	$24,399,938	$25,198,043
Gross tax unrealized depreciation	(475,291)	(681,176)
Net tax unrealized appreciation/(depreciation)	23,924,647	24,516,867
Undistributed ordinary income	1,432,454	355,469
Undistributed long-term capital gains	4,543	1,454,304
Other accumulated gain/(loss)	(209,999)	(472,689)
Distributable earnings/(accumulated losses)	$(25,151,645)	$25,853,951

13

The Brinsmere Funds
Notes to Financial Statements
March 31, 2025 (Unaudited)(Continued)
The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2024, the Funds did not have any Post-October losses or late-year ordinary losses.
At September 30, 2024, the Funds had no short-term or long-term capital loss carryforwards. During the period ended September 30, 2024, no capital loss carryforwards were utilized by the Funds.
The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2024 was as follows:

	Ordinary Income	Capital Gains
The Brinsmere Fund - Conservative ETF	$4,834,843	$ —
The Brinsmere Fund - Growth ETF	$3,130,483	—

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Investment Company Risk. The risks of investing in investment companies, such as the underlying funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2025, one shareholder owned greater than 25% of the outstanding shares of each Fund, and may be deemed to control each Fund.

14

The Brinsmere FUNDS
Federal Tax inforamtion (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended September 30, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Brinsmere Fund - Conservative ETF	19.95%
The Brinsmere Fund - Growth ETF	56.84%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended September 30, 2024 was as follows:

The Brinsmere Fund - Conservative ETF	3.09%
The Brinsmere Fund - Growth ETF	5.91%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

The Brinsmere Fund - Conservative ETF	0.00%
The Brinsmere Fund - Growth ETF	0.00%

15

The Brinsmere FUNDS
Additional Information (UNAUDITED)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/3/2025

* Print the name and title of each signing officer under his or her signature.